Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Federal net operating loss carryforwards	$ 65,375,600	$ 50,966,400
State net operating loss carryforwards	$ 35,660,700	28,244,800
Percentage of provisions for corporate taxpayers include permanent bonus depreciation	100.00%
Uncertain tax benefits	$ 0
Interest and penalties	$ 0	$ 0
Open years related to all jurisdictions	2018
Open tax audits, description	The Company has no open tax audits with any taxing authority as of December 31, 2025.
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards to expire	$ 180,000
Operating loss carryforwards indefinitely	65,195,600
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards to expire	22,175,100
Operating loss carryforwards indefinitely	$ 13,485,600